OTHER CURRENT ASSETS (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Current Assets Details
Prepaid consulting	$ 449,225	$ 95,962
Deposits with Vendors (Note 15)	331,702	300,503
Prepaid Insurance	40,941	52,611
Prepaid guaranty costs	20,575	46,984
Deferred offering costs	8,398	0
Other prepaid costs	998	0
Other current assets	$ 851,839	$ 496,060	$ 6,292